Related Parties (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Chairman, Board of Directors [Member]	Dec. 31, 2012 Chairman, Board of Directors [Member]	Dec. 31, 2011 Chairman, Board of Directors [Member]	Sep. 30, 2013 Nine Directors [Member]	Sep. 30, 2012 Nine Directors [Member]	Dec. 31, 2012 Nine Directors [Member]	Dec. 31, 2011 Nine Directors [Member]	Sep. 30, 2013 Three Directors [Member]	Sep. 30, 2012 Three Directors [Member]	Dec. 31, 2012 Three Directors [Member]	Dec. 31, 2011 Three Directors [Member]	Mar. 31, 2013 Three Directors [Member]	Sep. 30, 2012 OneDirectorsMember	Dec. 31, 2012 OneDirectorsMember	Dec. 31, 2011 OneDirectorsMember
Proceeds from sale of common stock	$ 308,120	$ 116,650	$ 138,150	$ 129,325	$ 267,575	$ 575,695
Common stock warrants	2,000,000		2,000,000		2,000,000	2,000,000			105,000													153,615
Fair value of common stock warrants	1,321,496		1,321,496		1,321,496	1,321,496
Exercise price Common stock warrants			$ 0.6608		$ 0.6608
Volatility rate	104.00%		100.00%				108.00%		108.00%									108.00%
Risk-free interest rate	50.00%		0.39%				0.49%		0.49%									0.49%
Expected term	25 days		3 years 6 months				3 years 9 months 4 days		3 years 9 months 3 days
Amount owed to Chairman of the Board of Directors	63,305		140	0	140	63,305
Amount owed to CEO	1,242		18,423	0	18,423	1,242
Amortization recorded as professonal fee							11,644	1,040	6,773	0	1,040	6,773	0	202,675	4,458	117,889	0	25,317	2,496	11,811	0		694	4,515	0
Unamortized balance							$ 0							$ 0
Discount rate							76.00%		76.00%
Probability rate							24.00%		24.00%